LEADER HIGH QUALITY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMON STOCK - 0.6%
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
6,504,248	Boxabl, Inc. (c) (d) (f)				$780,510

	TOTAL COMMON STOCK - (Cost $411,068)				780,510
	ASSET BACKED SECURITIES - 86.7%
	COLLATERALIZED LOAN OBLIGATIONS - 86.7%
1,500,000	AMMC CLO 26 LTD (a) (b)	—	7.1300	4/15/2036	$1,500,000
1,000,000	AMMC CLO 26 LTD (a) (b)	—	7.8300	4/15/2036	$1,000,000
500,000	Apidos CLO XV 2013-15RR (a) (b)	—	6.9370	4/21/2031	$479,869
1,000,000	Apidos CLO XV 2013-15RR (a) (b)	—	6.4759	4/21/2031	$981,746
6,000,000	ARES XXXIR CLO LTD (a) (b)	—	7.1843	5/24/2030	$5,702,534
500,000	Ares XXXIIR CLO, Ltd. (a) (b)	—	6.9682	5/15/2030	$478,138
1,000,000	Ares XLVII CLO, Ltd. (a) (b)	—	6.4437	4/15/2030	$974,549
500,000	Atrium XII Floating Rate (a) (b)	—	6.6107	4/22/2027	$489,004
4,000,000	Atrium CDO Corp (a) (b)	—	6.8525	11/21/2030	$3,861,522
1,000,000	Battalion CLO X Ltd. (a) (b)	—	7.4314	1/25/2035	$924,142
2,000,000	Battalion CLO, Ltd. (a) (b)	—	6.6552	4/17/2034	$1,932,226
1,000,000	Beechwood Park CLO. Ltd. (a) (b)	—	6.7388	1/17/2035	$951,206
2,000,000	BENEFIT STREET PARTNERS CLO VIII, LTD. (a) (b)	—	6.9762	1/20/2031	$1,908,679
2,337,500	BLUEMOUNTAIN CLO 2013-2R LTD (a) (b)	—	7.1381	10/20/2030	$2,215,416
750,000	BLUEMOUNTAIN CLO 2016-2R2 LTD (a) (b)	—	7.4459	8/20/2032	$720,277
2,400,000	BLUEMOUNTAIN CLO 2016-3R LTD (a) (b)	—	7.4090	11/15/2030	$2,288,091
5,200,000	BLUEMOUNTAIN FUJI US CLO 2018 LTD. (a) (b)	—	6.8608	1/15/2030	$4,920,816
1,000,000	BLUEMONNTAIN CLO XXII 2018-22 LTD. (a) (b)	—	7.1954	7/15/2031	$942,264
625,000	Canyon CLO 2017-1R, Ltd. (a) (b)	—	6.9840	7/15/2030	$607,860
2,500,000	CARLYLE US CLO 2017-1R, LTD. (a) (b)	—	7.2069	4/21/2031	$2,430,900
3,000,000	CFIP CLO 2017-1R, LTD. (a) (b)	—	7.5384	10/18/2034	$2,942,820
5,550,000	CARLYLE GLOBAL MARKET STRATEGIES CLO 2012-4R3, LTD. (a) (b)	—	7.6306	4/22/2032	$5,393,363
3,000,000	CARLYLE GLOBAL MARKET STRATEGIES CLO 2013-3R, LTD (a) (b)	—	6.8093	10/15/2030	$2,859,318
1,000,000	CARLYLE GLOBAL MARKET STRATEGIES CLO 2014-1-R2, LTD. (a) (b)	—	7.0218	4/17/2031	$944,164
1,000,000	Carlyle Global Market Strategies CLO 2014-4-R, Ltd. (a) (b)	—	5.8248	7/15/2030	$975,136
1,000,000	CARLYLE GLOBAL MARKET STRATEGIES CLO 2014-5RR, LTD. (a) (b)	—	7.3665	7/15/2031	$956,009
3,050,000	CARLYLE GLOBAL MARKET STRATEGIES CLO 2015-3R, LTD. (a) (b)	—	6.4952	7/21/2031	$2,985,427
1,000,000	Carlyle US CLO 2017-5, Ltd. (a) (b)	—	6.9777	1/22/2030	$946,976
1,000,000	Carlyle US CLO 2021-8, Ltd. (a) (b)	—	6.6742	10/16/2034	$965,277
2,500,000	CIFC FUNDING 2014-III-R2, LTD. (a) (b)	—	7.4812	10/22/2031	$2,394,437
1,000,000	Dryden 30-R Senior Loan Fund (a) (b)	—	6.8244	11/15/2028	$961,784
1,250,000	Dryden CLO 2019-72R, Ltd. (a) (b)	—	7.0383	5/17/2032	$1,192,327
1,000,000	Dryden CLO 98, Ltd. (a) (b)	—	5.8150	4/20/2035	$969,769
2,450,000	Greywolf CLO II Ltd. (a) (b)	—	6.6134	4/15/2034	$2,367,228
2,181,000	Greywolf CLO 2015-5R, Ltd. (a) (b)	—	6.5944	1/27/2031	$2,149,037
500,000	Greywolf CLO 2015-5R, Ltd. (a) (b)	—	7.0276	1/27/2031	$485,066
500,000	HARBOURVIEW CLO 2018-7R, Ltd. (a) (b)	—	6.6273	6/18/2031	$489,827
3,000,000	HPS LOAN MANAGEMENT 2013-2, LTD. (a) (b)	—	6.9885	10/22/2029	$2,879,480
1,000,000	ICG US CLO 2014-3RR, LTD. (a) (b)	—	6.0151	4/25/2031	$972,547
1,000,000	ICG US CLO 2017-IRR, LTD. (a) (b)	—	7.6615	7/28/2034	$940,076
1,300,000	VOYA CLO 2012-4R3, LTD (a) (b)	—	7.1510	10/15/2030	$1,225,717
1,000,000	Invesco CLO 2021-3, Ltd. (a) (b)	—	6.6236	10/23/2034	$976,093
250,000	JAY PARK CLO 2018-R, LTD. (a) (b)	—	6.9612	10/20/2027	$244,487
2,000,000	LCM XIV LIMITED PARTNERSHIP (a) (b)	—	7.1481	7/21/2031	$1,862,788
1,250,000	LCM XVI LIMITED PARTNERSHIP (a) (b)	—	7.4469	10/15/2031	$1,188,362
5,000,000	LCM XVIII LIMITED PARTNERSHIP (a) (b)	—	7.0842	7/21/2031	$4,698,957
1,650,000	LCM XVII LIMITED PARTNERSHIP (a) (b)	—	6.6119	10/15/2031	$1,604,542
3,000,000	LCM XVII LIMITED PARTNERSHIP 2014-17RR (a) (b)	—	7.3115	10/15/2031	$2,843,344
1,000,000	LCM XX LIMITED PARTNERSHIP (a) (b)	—	6.8080	10/20/2027	$992,610
1,000,000	LCM XXV LTD. (a) (b)	—	7.0679	1/21/2031	$934,885
3,500,000	LCM 2019-30R LTD (a) (b)	—	7.3589	4/21/2031	$3,237,831
1,000,000	Magnetite XIV-R, Ltd. (a) (b)	—	6.5238	10/20/2031	$979,859
1,000,000	Madison Park Funding XXVII, Ltd. (a) (b)	—	6.3251	4/22/2030	$973,533
1,100,000	Madison Park Funding LIX, Ltd. (a) (b)	—	7.1400	1/18/2034	$1,062,213
1,000,000	Neuberger Berman Loan Advisors CLO 40, Ltd. (a) (b)	—	6.3650	4/18/2033	$972,888
1,000,000	OHA Credit Partners X Ltd (a) (b)	—	6.5323	4/20/2034	$973,280
1,000,000	OHA Credit Partners XIV, Ltd. (a) (b)	—	5.8863	1/22/2030	$981,526
4,000,000	OCP CLO 2014-5R, Ltd. (a) (b)	—	6.9960	4/28/2031	$3,786,107
1,000,000	OCP CLO 2019-16R, Ltd. (a) (b)	—	7.4022	4/11/2033	$953,901
1,000,000	Octagon Investment Partners XVI, Ltd. (a) (b)	—	6.5994	7/17/2030	$974,286
1,000,000	Octagon Investment Partners XVII Ltd (a) (b)	—	6.8263	1/27/2031	$954,789
1,000,000	OHA Credit Funding 3, Ltd. (a) (b)	—	6.5973	7/2/2035	$978,836
1,990,000	OZLM XXII, LTD. (a) (b)	—	6.9037	1/17/2031	$1,911,024
2,000,000	SYMPHONY CLO 2014-15R3, LTD. (a) (b)	—	7.4803	1/20/2032	$1,909,677
1,000,000	TIAA CLO IV, Ltd. (a) (b)	—	6.6819	1/20/2032	$973,938
1,020,000	TCI-Symphony CLO 2017-1R, Ltd. (a) (b)	—	6.1222	7/15/2030	$979,508
1,800,000	Vibrant CLO VIII, LTD (a) (b)	—	7.0991	1/21/2031	$1,675,418
1,000,000	Voya CLO 2014-2, Ltd. (a) (b)	—	6.4875	4/17/2030	$977,633
1,000,000	Voya CLO 2020-2, Ltd. (a) (b)	—	6.6778	7/19/2034	$973,005
250,000	Wind River 2017-4 CLO Ltd. (a) (b)	—	6.9889	11/20/2030	$237,907
1,500,000	Wind River 2018-2 CLO Ltd. (a) (b)	—	7.4173	7/15/2030	$1,421,683
4,000,000	Wind River 2019-3 CLO Ltd. (a) (b)	—	7.3405	7/15/2031	$3,810,319
2,500,000	NEWARK BSL CLO 2017-2R, LTD (a) (b)	—	6.8335	7/25/2030	$2,402,773
750,000	HPS Loan Management 7R-2015, Ltd. (a) (b)	—	6.7064	3/15/2027	$734,030

	TOTAL ASSET BACKED SECURITIES - (Cost $120,985,912)				121,487,055

LEADER HIGH QUALITY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 9.2%
	BANKING - 7.1%
2,000,000	Bank of America Corporation (a)	5.5465	2/5/2026	$2,010,688
1,000,000	Bank of America Corporation (a)	5.4909	7/22/2027	$996,222
3,038,000	HSBC HOLDINGS PLC (a)	5.8923	5/18/2024	$3,042,415
2,000,000	MORGAN STANLEY & CO. LLC (a)	5.7503	2/18/2026	$2,003,377
2,000,000	NATWEST MARKETS PLC (a) (b)	5.2241	9/29/2026	$1,944,847

				9,997,549
	LIFE INSURANCE CARRIERS - 2.1%
3,000,000	ING Groep N.V. (a)	4.5676	4/1/2027	$2,942,495

	TOTAL CORPORATE BONDS - (Cost $12,728,036)			12,940,045

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 4.8%
	MONEY MARKET FUND - 4.8%
6,746,214	First American Government Obligations Fund X (e)	4.6531		$6,746,214

	TOTAL SHORT TERM INVESTMESTS - (Cost $6,746,214)			6,746,214

	TOTAL INVESTMENTS - 101.3% - (Cost $140,871,230)			141,953,823
	LIABILITIES IN EXCESS OF OTHER ASSETS - -1.3%			(1,852,920)
	NET ASSETS - - 100.0%			$140,100,903

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2023, the total market value of 144A securities is $123,431,902 or 5.2% of net assets.
(c)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(d)	The Advisor or Trustees have determined these securities to be illiquid. As of February 28, 2023, these securities amounted to $780,510 or 0.6% of net assets.
(e)	Rate disclosed is the seven day effective yield as of February 28, 2023.
(f)	Non-income producing security.